Annual Total Returns - BLACKROCK 20/80 TARGET ALLOCATION FUND (INVESTOR A SHARES, INSTITUTIONAL SHARES, Class R Shares and INVESTOR C SHARES) [BarChart] - Investor A, C, Institutional and Class R - BLACKROCK 20/80 TARGET ALLOCATION FUND - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	0.99%
Annual Return 2012	11.65%
Annual Return 2013	11.86%
Annual Return 2014	6.20%
Annual Return 2015	1.04%
Annual Return 2016	2.82%
Annual Return 2017	7.56%
Annual Return 2018	(2.53%)
Annual Return 2019	12.20%
Annual Return 2020	10.30%